Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Intangible assets and goodwill
9. Intangible assets and goodwill
a)Intangible assets

	Note	Technologies	Partner and merchant relationships	Development cost and software	Distributor commission buyouts	Trademarks	Total intangible assets	Goodwill
		$	$	$	$	$	$	$
Cost
Balance as at December 31, 2020		260,002	357,332	48,115	—	9,323	674,772	969,820
Acquisitions		95	—	25,217	—	—	25,312	—
Acquisition through business combinations	4	147,198	122,232	—	—	2,618	272,048	172,472
Settlement of advances to a third party	7	—	23,687	—	—	—	23,687	—
Effect of movements in exchange rates		(4,963)	(8,141)	(178)	—	(6)	(13,288)	(15,524)
Balance as at December 31, 2021		402,332	495,110	73,154	—	11,935	982,531	1,126,768
Acquisitions		173	—	34,405	2,597	—	37,175	—
Acquisition through business combinations	4	—	—	—	—	—	—	(1,359)
Settlement of advances to a third party	7	—	12,967	—	—	—	12,967	—
Transfer		—	137	(137)	—	—	—	—
Disposal		—	—	(36)	—	—	(36)	—
Fully amortized assets		(3,344)	(114,781)	—	—	(7,109)	(125,234)	—
Effect of movements in exchange rates		(3,478)	(6,504)	(1,221)	(59)	—	(11,262)	(10,816)
Balance as at December 31, 2022		395,683	386,929	106,165	2,538	4,826	896,141	1,114,593

Accumulated amortization
Balance as at December 31, 2020		22,444	99,016	21,334	—	7,746	150,540	—
Amortization		22,589	49,395	11,976	—	1,057	85,017	—
Effect of movements in exchange rates		(271)	(355)	—	—	—	(626)	—
Balance as at December 31, 2021		44,762	148,056	33,310	—	8,803	234,931	—
Amortization		29,118	47,214	15,584	—	1,093	93,009	—
Disposal		—	—	(7)	—	—	(7)	—
Fully amortized assets		(3,344)	(114,781)	—	—	(7,109)	(125,234)	—
Effect of movements in exchange rates		(266)	(432)	(855)	—	—	(1,553)	—
Balance as at December 31, 2022		70,270	80,057	48,032	—	2,787	201,146	—

Carrying amounts
At December 31, 2021		357,570	347,054	39,844	—	3,132	747,600	1,126,768
At December 31, 2022		325,413	306,872	58,133	2,538	2,039	694,995	1,114,593
Goodwill impairment test
For the years ended December 31, 2022 and 2021, the Company performed its annual impairment test of goodwill. For the purposes of impairment testing, goodwill has been allocated to the Company’s CGUs, which represent the lowest level within the Company at which goodwill is monitored for internal management purposes, as follows:

		Nuvei Corporation [1]	Digital Payments [2]	LPP	Total
	Notes	$	$	$	$
Balance as at December 31, 2020		313,560	640,877	15,383	969,820
Acquisitions through business combinations	4	60,178	112,294	—	172,472
Effect of movements in exchange rates		—	(15,524)	—	(15,524)
Balance as at December 31, 2021		373,738	737,647	15,383	1,126,768
Acquisitions through business combinations	4	(1,359)	—	—	(1,359)
Effect of movements in exchange rates		—	(10,816)	—	(10,816)
Balance as at December 31, 2022		372,379	726,831	15,383	1,114,593
[1] Includes the acquisitions of Base and Mazooma (note 4)
[2] Includes the acquisitions of Simplex and Paymentez (note 4)
The Company determined the recoverable amounts of the CGUs based on the fair value less costs to sell method, estimated using an income approach and validated using a market approach, which is the adjusted EBITDA multiple. The Company concluded that the recoverable amount of the CGUs subject to the annual test was greater than their carrying amount. As such, no impairment charge was recorded during 2022 and 2021.
The fair values were based on a discounted cash flows, which takes into account the most recent financial forecasts approved by management. The key assumptions for the fair value less costs to sell method include estimated sales volumes, input costs, and selling, general and administrative expenses in determining future forecasted cash flows, as well as a pre-tax discount rate applied to forecasted cash flows. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources. No reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill.